Staff Costs - Schedule of Average Number of Staff Employed Under Contracts of Service Explanatory (Details) - Employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Staff Costs [Line Items]
Average number of staff employed under contracts of service	22	20	16
Research and Development Expenses
Staff Costs [Line Items]
Average number of staff employed under contracts of service	18	18	15
Administrative Expenses
Staff Costs [Line Items]
Average number of staff employed under contracts of service	4	2	1